Summary of Significant Accounting Policies (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Intangible assets [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Unobservable Input	Discount rate
Discounted Cash flow [Member] | Intangible assets [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 0
Valuation Techniques	Discounted cash flow
Unobservable Input	Long-term Chip Turnover Annual Growth
Discount rate (in percentage)	18.14%
Discounted Cash flow [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Growth rate (in percentage)	45.00%
Oriental VIP Room [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Growth rate (in percentage)	20.00%	20.00%
Oriental VIP Room [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Growth rate (in percentage)		60.00%
Oriental VIP Room [Member] | Forecasted Performance One [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value		$ 0
Valuation Techniques		Forecasted Performance, June 2016
Unobservable Input		Chip Turnover Annual Growth
Oriental VIP Room [Member] | Forecasted Performance One [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share Price		$ 60
Oriental VIP Room [Member] | Monte Carlo Method [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Valuation Techniques		Monte Carlo Method
Unobservable Input		Average Simulated Share Prices
Share Price		$ 1.07